Angel Oak Mortgage Trust 2023-3 ABS-15G

Exhibit 99.4

Valuation Report

Run Date - 2/28/2023 11:13:04 AM

LOAN INFORMATION										ORIGINATION VALUES												AVM VALUES						DESK REVIEW VALUES							DESKTOP APPRAISAL VALUES						BPO VALUES					FIELD REVIEW VALUES						2055 VALUES						AVE/CMA VALUES					HYBRID VALUES					UPDATED VALUES						UPDATED MULTIPROPERTY VALUES
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Note Date	Original Loan Amount	Sales Price	Value for LTV	LTV Value Variance Amount	LTV Value Variance Percent	Appraised Value	Appraisal Report Date	Appraisal Effective Date	Appraisal Valuation Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Report Date	Second Appraisal Effective Date	Second Appraisal Type	Second Appraisal Company	Second Appraisal Confidence Score	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Report Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Report Date	Appraisal Effective Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraisal Effective Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraisal Effective Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraisal Effective Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraisal Effective Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
216640177	XXX	XXX		XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Appraisal	XXX	XXX	XXX	XXX	XXX	Desk Review	XXX																																																									Yes	XXX
216640199	XXX	XXX		XXX	XXX		XXX	XXX	XXX	XXX	XXX	XXX	Appraisal	XXX	XXX	XXX	XXX	XXX	Desk Review	XXX																																																									Yes	XXX